                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
Portfolio of Investments o July 31, 2006 (unaudited)

      PRINCIPAL
      AMOUNT IN                                                                  COUPON            MATURITY
      THOUSANDS                                                                   RATE               DATE                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                       GOVERNMENT & CORPORATE BONDS (97.1%)
                       FOREIGN (29.4)
                       ARGENTINA (0.7%)
                       Government Obligations
ARS           7,359    Republic of Argentina (d)                                  0.00 ***%         12/15/35              $207,893
$               261    Republic of Argentina (i)                                  0.00 ***          12/15/35                24,299
ARS           2,480    Republic of Argentina (i) ++++                             5.83              12/31/33             1,006,880
$                98    Republic of Argentina (d) ++++                             8.28              12/31/33                91,588
                800    Republic of Argentina (c)                                  13.969            04/10/49               332,000
                                                                                                                   ----------------
                       TOTAL ARGENTINA                                                                                   1,662,660
                                                                                                                   ----------------

                       AUSTRALIA (0.2%)
                       OTHER METALS/MINERALS (0.0%)
                495    Murrin Holdings Property Ltd. (c) (i)                      9.375             08/31/07                     0
                                                                                                                   ----------------

                       PROPERTY - CASUALTY INSURERS (0.2%)
                430    Mantis Reef Ltd. - 144A*                                   4.692             11/14/08               419,191
                                                                                                                   ----------------

                       TOTAL AUSTRALIA                                                                                     419,191
                                                                                                                   ----------------

                       BRAZIL (2.0%)
                       GOVERNMENT OBLIGATIONS (1.9%)
                850    Federal Republic of Brazil                                 8.00              01/15/18               922,675
              1,490    Federal Republic of Brazil                                 8.875             10/14/19             1,732,125
                230    Federal Republic of Brazil                                 8.875             04/15/24               267,835
                360    Federal Republic of Brazil                                 10.50             07/14/14               444,960
              1,110    Federal Republic of Brazil                                 14.50             10/15/09             1,391,385
                                                                                                                   ----------------
                                                                                                                         4,758,980
                                                                                                                   ----------------
                       GOVERNMENT OBLIGATIONS (0.1%)
BRL             500    Banco ABN AMRO Real-144A*                                  15.861            12/13/07               231,971
                                                                                                                   ----------------

                       TOTAL BRAZIL                                                                                      4,990,951
                                                                                                                   ----------------

                       BULGARIA (0.3%)
                       Government Obligations
$               610    Federal Republic of Bulgaria                               8.25              01/15/15               704,550
                                                                                                                   ----------------

                       CANADA (3.4%)
                       ALUMINUM (0.3%)
                815    Novelis, Inc. - 144A*                                      7.25              02/15/15               792,587
                                                                                                                   ----------------

                       COMMERCIAL PRINTING/FORMS (0.6%)
              1,525    Quebecor World Capital Corp. - 144A*                       8.75              03/15/16             1,406,812
                                                                                                                   ----------------

                       MEDIA CONGLOMERATES (0.3%)
                934    Canwest Media Inc.                                         8.00              09/15/12               915,721
                                                                                                                   ----------------

                       OIL & GAS PIPELINES (0.7%)
              1,925    Kinder Morgan Finance Co.                                  5.70              01/05/16             1,686,163
                                                                                                                   ----------------

                       OTHER METALS/MINERALS (0.2%)
                425    Brascan Corp.                                              7.125             06/15/12               446,940
                                                                                                                   ----------------

                       OTHER TRANSPORTATION (0.4%)
                970    CHC Helicopter Corp.                                       7.375             05/01/14               916,650
                                                                                                                   ----------------

                       PULP & PAPER (0.9%)
                955    Abitibi-Consolidated Inc.                                  8.85              08/01/30               817,719
              1,605    Bowater Canada Finance                                     7.95              11/15/11             1,532,775
                                                                                                                   ----------------
                                                                                                                         2,350,494
                                                                                                                   ----------------

                       TOTAL CANADA                                                                                      8,515,367
                                                                                                                   ----------------

                       CHILE (0.3%)
                       OIL & GAS PRODUCTION
                670    Empresa Nacional de Petroleo                               6.75              11/15/12               700,518
                                                                                                                   ----------------

                       COLOMBIA (0.5%)
                       GOVERNMENT OBLIGATIONS
                290    Republic of Columbia                                       8.125             05/21/24               314,650
                230    Republic of Columbia                                       8.25              12/22/14               250,125
                290    Republic of Columbia                                       9.75              04/09/11               317,436
                230    Republic of Columbia                                       11.75             02/25/20               316,250
                                                                                                                   ----------------
                       TOTAL COLOMBIA                                                                                    1,198,461
                                                                                                                   ----------------

                       DENMARK (0.4%)
                       FINANCE/RENTAL/LEASING (0.0%)
DKK             370    Realkredit Denmark                                         6.00              10/01/29                65,705
                0.2    Unikredit Realkredit                                       5.00              07/01/29                    38
                                                                                                                   ----------------
                                                                                                                            65,743
                                                                                                                   ----------------

                       TELECOMMUNICATIONS (0.4%)
EUR             400    TDC AS                                                     6.50              04/19/12               521,346
$               460    Nordic Tel Company - 144A*                                 8.875             05/01/16               476,100
                                                                                                                   ----------------
                                                                                                                           997,446
                                                                                                                   ----------------

                       TOTAL DENMARK                                                                                     1,063,189
                                                                                                                   ----------------

                       EQUADOR (0.2%)
                       GOVERNMENT OBLIGATIONS
                100    Republic of Equador- 144A*                                 9.375             12/15/15               105,000
                490    Republic of Equador - 144A*                                10.00             08/15/30               498,575
                                                                                                                   ----------------
                       TOTAL EQUADOR                                                                                       603,575
                                                                                                                   ----------------

                       FRANCE (0.0%)
                       OILFIELD SERVICES/EQUIPMENT
                125    CIE Generale de Geophysique S.A.                           7.50              05/15/15               122,812
                                                                                                                   ----------------

                       INDONESIA (0.7%)
                       PULP & PAPER
              1,648    Tjiwi Kimia Finance BV - 144A*                             0.00 ***          04/29/27               321,292
                557    Tjiwi Kimia Finance BV - 144A*                             6.00 ***          04/29/15               426,123
              1,334    Tjiwi Kimia Finance BV - 144A*                             6.00 ***          04/29/18               780,416
                178    Tjiwi Kimia International                                  6.00 ***          04/29/15               135,934
                                                                                                                   ----------------
                       TOTAL INDONESIA                                                                                   1,663,765
                                                                                                                   ----------------

                       ISRAEL (0.3%)
                       ELECTRICAL PRODUCTS
                809    Ormat Funding Corp.                                        8.25              12/30/20               811,848
                                                                                                                   ----------------

                       IVORY COAST (0.1%)
                       GOVERNMENT OBLIGATIONS
                560    Ivory Coast                                                2.50              03/29/18               145,600
                                                                                                                   ----------------

                       JAPAN (4.5%)
                       GOVERNMENT OBLIGATIONS
JPY         775,000    Japan (Government of)                                      0.50              09/20/06             6,761,787
            285,000    Japan (Government of)                                      0.50              03/20/07             2,489,156
            214,500    Japan (Government of)                                      0.80              03/20/13             1,772,621
                                                                                                                   ----------------
                       TOTAL JAPAN                                                                                      11,023,564
                                                                                                                   ----------------

                       LUXEMBOURG (1.1%)
                       GOVERNMENT OBLIGATIONS (0.2%)
$               480    Russ Agric Bk - 144A*                                      7.175             05/16/13               487,680
                                                                                                                   ----------------

                       TELECOMMUNICATIONS (0.9%)
                575    Telecom Italia Capital SA                                  4.00              01/15/10               541,636
              1,600    Wind Acquisition Finance SA - 144A*                       10.75              12/01/15             1,732,000
                                                                                                                   ----------------
                                                                                                                         2,273,636
                                                                                                                   ----------------

                       TOTAL LUXEMBOURG                                                                                  2,761,316
                                                                                                                   ----------------

                       MEXICO (4.8%)
                       GOVERNMENT OBLIGATIONS (2.8%)
MXN          11,010    United Mexican States Corp.                                8.00              12/17/15               977,436
$               198    United Mexican States Corp.                                8.125             12/30/19               231,363
              1,080    United Mexican States Corp.                                8.375             01/14/11             1,197,180
MXN          41,884    United Mexican States Corp.                                10.00             12/05/24             4,242,124
$               235    United Mexican States Corp.                                11.50             05/15/26               360,137
                                                                                                                   ----------------
                                                                                                                         7,008,240
                                                                                                                   ----------------
                       OIL & GAS PRODUCTION (1.8%)
              1,100    Pemex Project Funding Master Trust                         9.125             10/13/10             1,222,650
              1,450    Pemex Project Funding Master Trust                         9.50              09/15/27             1,839,325
                870    Pemex Project Funding Master Trust - 144A*                 6.629***          06/15/10               891,750
                410    Pemex Project Funding Master Trust - 144A*                 8.625             12/01/23               474,575
                                                                                                                   ----------------
                                                                                                                         4,428,300
                                                                                                                   ----------------
                       TELECOMMUNICATIONS (0.2%)
                335    Axtel SA                                                   11.00             12/15/13               375,200
                                                                                                                   ----------------

                       TOTAL MEXICO                                                                                     11,811,740
                                                                                                                   ----------------

                       NETHERLANDS (0.1%)
                       TELECOMMUNICATIONS
                145    Deutsche Telekom International Finance Corp.               8.25              06/15/30               170,112
                                                                                                                   ----------------

                       NIGERIA (0.5%)
                       GOVERNMENT OBLIGATIONS
                750    Central Bank of Nigeria                                    6.25              11/15/20               750,000
                462    Citibank NA 144A                                           15.00             01/30/09               515,528
                                                                                                                   ----------------
                       TOTAL NIGERIA                                                                                     1,265,528
                                                                                                                   ----------------

                       PANAMA (0.5%)
                       GOVERNMENT OBLIGATIONS
                380    Republic of Panama                                         7.125             01/29/26               382,280
                140    Republic of Panama                                         7.25              03/15/15               145,390
                370    Republic of Panama                                         9.375             04/01/29               456,950
                204    Republic of Panama                                         9.625             02/08/11               230,520
                                                                                                                   ----------------
                       TOTAL PANAMA                                                                                      1,215,140
                                                                                                                   ----------------

                       PERU (0.5%)
                       GOVERNMENT OBLIGATIONS
                310    Republic of Peru                                           8.375             05/03/16               342,550
                480    Republic of Peru                                           8.75              11/21/33               556,800
                325    Republic of Peru                                           9.875             02/06/15               390,812
                                                                                                                   ----------------
                       TOTAL PERU                                                                                        1,290,162
                                                                                                                   ----------------

                       PHILIPPINES (2.4%)
                       GOVERNMENT OBLIGATIONS
              2,140    Republic of Philippines                                    8.875             03/17/15             2,399,475
                450    Republic of Philippines                                    9.00              02/15/13               500,625
              2,042    Republic of Philippines                                    9.50              02/02/30             2,419,770
                440    Republic of Philippines                                    10.625            03/16/25               565,950
                                                                                                                   ----------------
                       TOTAL PHILIPPINES                                                                                 5,885,820
                                                                                                                   ----------------

                       QATAR (0.2%)
                       GOVERNMENT OBLIGATIONS
                300    State of Quatar                                            9.75              06/15/30               425,250
                                                                                                                   ----------------

                       RUSSIA (2.4%)
                       GOVERNMENT OBLIGATIONS (2.0%)
              1,000    Aries Vermogensverwaltng                                   9.60              10/25/14             1,262,500
                225    Federal Republic of Russia                                 5.00              03/31/30               245,385
                751    Federal Republic of Russia                                 8.25              03/31/10               784,917
              1,091    Federal Republic of Russia                                 11.00             07/24/18             1,531,491
                600    Federal Republic of Russia                                 12.75             06/24/28             1,042,500
                                                                                                                   ----------------
                                                                                                                         4,866,793
                                                                                                                   ----------------

                       OIL & GAS PIPELINES (0.4%)
                810    Gaz Capital                                                8.625             04/28/34               979,128
                                                                                                                   ----------------

                       TOTAL RUSSIA                                                                                      5,845,921
                                                                                                                   ----------------

                       SOUTH  AFRICA (0.1%)
                       GOVERNMENT OBLIGATIONS
              1,790    Republic of South Africa                                   13.50             09/15/15               335,188
                                                                                                                   ----------------

                       TRINIDAD & TOBAGO (0.2%)
                       GAS DISTRIBUTORS
                468    National Gas Co - 144A Private PLC                         6.05              01/15/36               428,816
                                                                                                                   ----------------

                       TUNISIA (0.1%)
                       REGIONAL BANKS
                230    Banque Centrale de Tunisie                                 7.375             04/25/12               243,800
                                                                                                                   ----------------

                       TURKEY (1.4%)
                       GOVERNMENT OBLIGATIONS
              1,180    Citgroup, Inc - 144A* +++                                  0.00              06/28/07             1,057,764
                460    Citgroup, Inc - 144A* +++                                  0.00              05/18/09               448,111
                545    JP Morgan Chase - 144A*                                    0.00              06/27/07               412,674
                560    JP Morgan Chase - 144A*                                    0.00              06/27/07               507,024
                420    Republic of Turkey                                         11.00             01/14/13               498,750
                500    Republic of Turkey                                         11.50             01/23/12               598,750
                                                                                                                   ----------------
                                                                                                                         3,523,073
                                                                                                                   ----------------
                       UNITED  KINGDOM (0.2%)
                       ADVERTISING/MARKETING SERVICES (0.1%)
                360    WPP Finance Corp.                                          5.875             06/15/14               352,909
                                                                                                                   ----------------

                       CABLE/SATELLITE TV (0.1%)
                115    National Cable Plc                                         9.125             08/15/16               117,012
                                                                                                                   ----------------

                       TOTAL UNITED  KINGDOM                                                                               469,921
                                                                                                                   ----------------

                       VENEZUELA (1.3%)
                       GOVERNMENT OBLIGATIONS
                 50    Republic of Venezuela                                      5.75              02/26/16                45,875
                310    Republic of Venezuela                                      8.50              10/08/14               340,225
                892    Republic of Venezuela                                      9.375             01/13/34             1,103,850
              1,350    Republic of Venezuela                                      10.75             09/19/13             1,640,925
                                                                                                                   ----------------
                       TOTAL VENEZUELA                                                                                   3,130,875
                                                                                                                   ----------------

                       TOTAL FOREIGN (Cost $72,304,339)                                                                 72,428,713
                                                                                                                   ----------------

                       UNITED  STATES (67.2%)
                       CORPORATE BONDS (36.7%)
                       ADVERTISING/MARKETING SERVICES (0.1%)
                305    Interpublic Group of Companies, Inc. (The)                 5.40              11/15/09               276,787
                                                                                                                   ----------------

                       AEROSPACE & DEFENSE (0.5%)
                825    K&F Acquisition Inc.                                       7.75              11/15/14               814,687
                375    Northrop Grumman Corp.                                     4.079             11/16/06               373,393
                                                                                                                   ----------------
                                                                                                                         1,188,080
                                                                                                                   ----------------
                       AIR FREIGHT/COURIERS (0.1%)
                185    Fedex Corp.                                                7.25              02/15/11               196,802
                                                                                                                   ----------------

                       AIRLINES (0.0%)
                 95    Southwest Airlines Co. (Series 01-1)                       5.496             11/01/06                95,065
                                                                                                                   ----------------

                       APPAREL/FOOTWEAR (0.6%)
              1,115    Levi Strauss & Co.                                         10.258***         04/01/12             1,148,450
                335    Oxford Industries, Inc.                                    8.875             06/01/11               338,350
                                                                                                                   ----------------
                                                                                                                         1,486,800
                                                                                                                   ----------------
                       APPAREL/FOOTWEAR RETAIL (0.0%)
                115    Limited Brands, Inc.                                       6.95              03/01/33               110,883
                                                                                                                   ----------------

                       AUTO PARTS: O.E.M. (0.2%)
                500    ArvinMeritor, Inc.                                         8.75              03/01/12               486,250
                                                                                                                   ----------------

                       BEVERAGES: ALCOHOLIC (0.2%)
                485    FBG Finance Ltd. - 144A*                                   5.125             06/15/15               451,247
                                                                                                                   ----------------

                       BUILDING PRODUCTS (0.4%)
                175    Interface, Inc.                                            7.30              04/01/08               177,187
                790    Interface, Inc.                                            9.50              02/01/14               813,700
                                                                                                                   ----------------
                                                                                                                           990,887
                                                                                                                   ----------------
                       CABLE/SATELLITE TV (1.2%)
                850    Cablevision Systems Corp. (Series B)                       9.62 ***          04/01/09               909,500
                536    Charter Communications Holdings LLC - 144A*                11.00             10/01/15               483,740
                730    Echostar DBS Corp.                                         6.375             10/01/11               715,400
                600    Echostar DBS Corp.                                         6.625             10/01/14               580,500
                400    Intelsat Bermuda Ltd. - 144A*                              10.484***         01/15/12               408,000
                                                                                                                   ----------------
                                                                                                                         3,097,140
                                                                                                                   ----------------
                       CASINO/GAMING (2.2%)
              6,500    Aladdin Gaming Holdings/Capital Corp. LLC
                         (Series B) (c) (i)                                       13.50             03/01/10                     0
                905    Isle of Capri Casinos                                      7.00              03/01/14               868,800
              2,205    Las Vegas Sands Corp.                                      6.375             02/15/15             2,050,650
              1,630    MGM Mirage Inc.                                            6.00              10/01/09             1,593,325
              3,904    Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)      13.00             12/15/07                     0
                250    Station Casinos, Inc.                                      6.00              04/01/12               235,937
                675    Station Casinos, Inc.                                      6.875             03/01/16               624,375
                                                                                                                   ----------------
                                                                                                                         5,373,087
                                                                                                                   ----------------
                       CHEMICALS: MAJOR DIVERSIFIED (0.8%)
                651    Huntsman ICI Chemicals                                     10.125            07/01/09               664,020
                145    ICI Wilmington Inc.                                        4.375             12/01/08               140,760
              1,170    Westlake Chemical Corp.                                    6.625             01/15/16             1,093,950
                                                                                                                   ----------------
                                                                                                                         1,898,730
                                                                                                                   ----------------

                       CHEMICALS: SPECIALTY (2.4%)
              1,020    Equistar Chemical Funding                                  10.125            09/01/08             1,078,650
                105    Equistar Chemical Funding                                  10.625            05/01/11               113,400
              1,400    Innophos, Inc. - 144A*                                     8.875             08/15/14             1,407,000
                615    Innophos, Inc. - 144A*                                     13.405***+        02/15/15               642,793
                161    Koppers Industry Inc.                                      9.875             10/15/13               175,087
                781    Millennium America, Inc.                                   9.25              06/15/08               802,477
                705    Nalco Co.                                                  7.75              11/15/11               712,050
                425    Nalco Co.                                                  8.875             11/15/13               431,375
                600    Rockwood Specialties, Inc.                                 10.625            05/15/11               648,000
                                                                                                                   ----------------
                                                                                                                         6,010,832
                                                                                                                   ----------------
                       COAL (0.1%)
                175    Foundation PA Coal Co.                                     7.25              08/01/14               170,625
                                                                                                                   ----------------

                       CONTAINERS/PACKAGING (1.9%)
                500    Graham Packaging Company Inc.                              8.50              10/15/12               487,500
                570    Graham Packaging Company Inc.                              9.875             10/15/14               557,175
                650    Graphic Packaging International Corp.                      9.50              08/15/13               653,250
              2,825    Owens-Illinois, Inc.                                       7.50              05/15/10             2,796,750
                215    Sealed Air Corp. - 144A*                                   5.625             07/15/13               208,165
                                                                                                                   ----------------
                                                                                                                         4,702,840
                                                                                                                   ----------------
                       DATA PROCESSING SERVICES (0.2%)
                495    Sungard Data Systems Inc.                                  9.125             08/15/13               507,994
                                                                                                                   ----------------

                       DEPARTMENT STORES (0.5%)
              1,480    BON-TON Department Stores Inc. - 144A*                     10.25             03/15/14             1,369,000
                                                                                                                   ----------------

                       ELECTRIC UTILITIES (3.4%)
                 36    AES Corp. (The)                                            8.875             02/15/11                38,160
                 53    AES Corp. (The)                                            9.375             09/15/10                56,776
                750    AES Corp. (The) - 144A*                                    9.00              05/15/15               810,000
                545    Arizona Public Service Co.                                 5.80              06/30/14               532,693
                450    CC Funding Trust I                                         6.90              02/16/07               452,796
                830    CMS Energy Corp.                                           7.50              01/15/09               848,675
                345    Consolidated Natural Gas Co.                               5.00              12/01/14               320,179
                125    Consolidated Natural Gas Co. (Series C)                    6.25              11/01/11               127,318
                 30    Detroit Edison Co. (The)                                   6.125             10/01/10                30,561
                345    Entergy Gulf States - 144A*                                6.02              12/08/08               345,650
                185    Entergy Gulf States, Inc.                                  3.60              06/01/08               177,800
                355    Entergy Gulf States, Inc.                                  5.80 ***          12/01/09               351,776
              1,300    IPALCO Enterprises, Inc.                                   8.375***          11/14/08             1,345,500
                100    IPALCO Enterprises, Inc.                                   8.625             11/14/11               107,250
                825    Monongahela Power Co.                                      5.00              10/01/06               823,961
                640    MSW Energy Holdings/Finance                                7.375             09/01/10               643,200
                140    MSW Energy Holdings/Finance                                8.50              09/01/10               143,500
                790    PSEG Energy Holdings Inc.                                  8.625             02/15/08               816,663
                220    Texas Eastern Transmission, LP                             7.00              07/15/32               237,032
                195    Wisconsin Electric Power Co.                               3.50              12/01/07               190,201
                                                                                                                   ----------------
                                                                                                                         8,399,691
                                                                                                                   ----------------
                       ELECTRICAL PRODUCTS (0.1%)
                375    Cooper Industries, Inc. - 144A*                            5.25              11/15/12               367,107
                                                                                                                   ----------------

                       ENVIRONMENTAL SERVICES (0.1%)
                185    Allied Waste North America, Inc.                           8.50              12/01/08               192,863
                                                                                                                   ----------------

                       FINANCE/RENTAL/LEASING (0.3%)
                870    Residential Capital Corp.                                  6.375             06/30/10               867,809
                                                                                                                   ----------------

                       FINANCIAL CONGLOMERATES (1.1%)
                 30    Chase Manhattan Corp.                                      7.00              11/15/09                31,281
              2,747    General Motors Acceptance Corp.                            6.875             09/15/11             2,662,714
                                                                                                                   ----------------
                                                                                                                         2,693,995
                                                                                                                   ----------------
                       FOOD RETAIL (0.1%)
                237    CA FM Lease Trust - 144A*                                  8.50              07/15/17               254,079
                                                                                                                   ----------------

                       FOOD: MAJOR DIVERSIFIED (0.2%)
                225    ConAgra Foods, Inc.                                        7.00              10/01/28               232,576
                150    ConAgra Foods, Inc.                                        8.25              09/15/30               176,491
                                                                                                                   ----------------
                                                                                                                           409,067
                                                                                                                   ----------------
                       FOOD: MEAT/FISH/DAIRY (1.5%)
                420    Michael Foods Inc. (Series B)                              8.00              11/15/13               416,850
                920    Pilgrim's Pride Corp.                                      9.625             09/15/11               968,300
                345    PPC Escrow Corp.                                           9.25              11/15/13               347,588
              1,100    Smithfield Foods Inc.                                      7.00              08/01/11             1,091,750
                715    Smithfield Foods Inc.                                      7.625             02/15/08               722,150
                100    Smithfield Foods Inc. (Series B)                           8.00              10/15/09               102,500
                                                                                                                   ----------------
                                                                                                                         3,649,138
                                                                                                                   ----------------
                       GAS DISTRIBUTORS (0.3%)
                425    NiSource Finance Corp.                                     5.968***          11/23/09               425,993
                320    Sempra Energy                                              4.621             05/17/07               317,737
                                                                                                                   ----------------
                                                                                                                           743,730
                                                                                                                   ----------------
                       HOME BUILDING (0.2%)
                250    Tech Olympic USA, Inc.                                     10.375            07/01/12               218,750
                195    Tech Olympic USA, Inc. (Issued 02/03/03)                   9.00              07/01/10               182,325
                                                                                                                   ----------------
                                                                                                                           401,075
                                                                                                                   ----------------
                       HOME FURNISHINGS (0.2%)
                235    Mohawk Industries, Inc. (Series D)                         7.20              04/15/12               244,080
                370    Tempur-Pedic Inc.                                          10.25             08/15/10               389,425
                                                                                                                   ----------------
                                                                                                                           633,505
                                                                                                                   ----------------
                       HOSPITAL/NURSING MANAGEMENT (1.4%)
              1,655    Columbia/HCA Healthcare Corp.                              7.69              06/15/25             1,314,605
                425    Community Health System Inc.                               6.50              12/15/12               402,688
                550    Medcath Holdings Corp.                                     9.875             07/15/12               569,250
              1,315    Tenet Healthcare Corp.                                     7.375             02/01/13             1,147,338
                                                                                                                   ----------------
                                                                                                                         3,433,881
                                                                                                                   ----------------
                       HOTELS/RESORTS/CRUISELINES (0.2%)
                380    Hyatt Equities LLC - 144A*                                 6.875             06/15/07               382,603
                 55    Starwood Hotels & Resorts Worldwide, Inc.                  7.875             05/01/12                58,300
                                                                                                                   ----------------
                                                                                                                           440,903
                                                                                                                   ----------------
                       INDUSTRIAL MACHINERY (0.1%)
                149    Goodman Global Holding Company, Inc. (Series B)            8.329***          06/15/12               149,745
                                                                                                                   ----------------

                       INDUSTRIAL SPECIALTIES (0.7%)
              1,180    Johnsondiversy, Inc.                                       9.625             05/15/12             1,174,100
                430    UCAR Finance, Inc.                                         10.25             02/15/12               452,038
                                                                                                                   ----------------
                                                                                                                         1,626,138
                                                                                                                   ----------------
                       INSURANCE BROKERS/SERVICES (0.8%)
                195    Farmers Exchange Capital - 144A*                           7.05              07/15/28               189,586
                780    Farmers Insurance Exchange - 144A*                         8.625             05/01/24               877,147
                935    Marsh & McLennan Companies, Inc.                           5.875             08/01/33               822,995
                                                                                                                   ----------------
                                                                                                                         1,889,728
                                                                                                                   ----------------
                       MANAGED HEALTH CARE (0.3%)
                625    Health Net, Inc.                                           8.375             04/15/11               706,706
                                                                                                                   ----------------

                       MEDIA CONGLOMERATES (0.2%)
                 75    News America Inc.                                          7.125             04/08/28                76,024
                390    Viacom, Inc. - 144A*                                       6.875             04/30/36               375,176
                                                                                                                   ----------------
                                                                                                                           451,200
                                                                                                                   ----------------
                       MEDICAL SPECIALTIES (0.1%)
                250    Fisher Scientific International, Inc.                      6.125             07/01/15               242,188
                                                                                                                   ----------------

                       MEDICAL/NURSING SERVICES (0.5%)
              1,020    Fresenius Medical Care Capital Trust                       7.875             06/15/11             1,035,300
                150    Fresenius Medical Care Capital Trust II (Units)++          7.875             02/01/08               150,375
                                                                                                                   ----------------
                                                                                                                         1,185,675
                                                                                                                   ----------------
                       METAL FABRICATIONS (0.4%)
                335    General Cable Corp.                                        9.50              11/15/10               358,450
                610    Hexcell Corp.                                              6.75              02/01/15               587,125
                                                                                                                   ----------------
                                                                                                                           945,575
                                                                                                                   ----------------
                       MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
                100    Iron Mountain Inc.                                         7.75              01/15/15                98,000
                815    Iron Mountain Inc.                                         8.625             04/01/13               835,375
                                                                                                                   ----------------
                                                                                                                           933,375
                                                                                                                   ----------------
                       MISCELLANEOUS MANUFACTURING (0.1%)
                375    Propex Fabrics Inc.                                        10.00             12/01/12               335,625
                                                                                                                   ----------------

                       MOTOR VEHICLES (1.5%)
                255    DaimlerChrysler North American Holdings Co.                8.50              01/18/31               295,316
                315    General Motors                                             7.25              07/03/13               353,707
              3,805    General Motors Corp.                                       8.375             07/15/33             3,139,125
                                                                                                                   ----------------
                                                                                                                         3,788,148
                                                                                                                   ----------------
                       MOVIES/ENTERTAINMENT (0.7%)
              1,625    AMC Entertainment Inc.                                     9.655***          08/15/10             1,683,906
                                                                                                                   ----------------

                       OIL & GAS PIPELINES (0.7%)
                400    Colorado Interstate Gas Co. - 144A*                        6.80              11/15/15               391,532
                670    El Paso Production Holdings                                7.75              06/01/13               684,238
                480    Pacific Energy Partners/Finance                            7.125             06/15/14               487,200
                140    Southern Natural Gas                                       8.875             03/15/10               148,645
                                                                                                                   ----------------
                                                                                                                         1,711,615
                                                                                                                   ----------------
                       OIL & GAS PRODUCTION (2.0%)
              1,120    Chesapeake Energy Corp.                                    7.50              09/15/13             1,132,600
                190    Chesepeaks Energy Corp.                                    7.625             07/15/13               194,038
                350    Hilcorp Energy/Finance - 144A*                             7.75              11/01/15               344,750
                423    Hilcorp Energy/Finance - 144A*                             10.50             09/01/10               460,541
              1,050    Husky Oil Ltd.                                             8.90              08/15/28             1,114,783
                162    Magnum Hunter Resources, Inc.                              9.60              03/15/12               171,923
              1,635    Pogo Producing Co.                                         6.875             10/01/17             1,555,294
                                                                                                                   ----------------
                                                                                                                         4,973,929
                                                                                                                   ----------------
                       OILFIELD SERVICES/EQUIPMENT (0.5%)
                140    Hanover Compressor Co.                                     8.625             12/15/10               145,250
                190    Hanover Compressor Co.                                     9.00              06/01/14               203,300
                 97    Hanover Equipment Trust 2001 A (Series A)                  8.50              09/01/08                99,183
                675    Hanover Equipment Trust 2001 B (Series B)                  8.75              09/01/11               707,063
                                                                                                                   ----------------
                                                                                                                         1,154,796
                                                                                                                   ----------------
                       PHARMACEUTICALS: MAJOR (0.4%)
                565    VWR International Inc.                                     6.875             04/15/12               540,988
                450    Warner Chilcott Corp. - 144A*                              8.75              02/01/15               448,875
                                                                                                                   ----------------
                                                                                                                           989,863
                                                                                                                   ----------------
                       PUBLISHING: BOOKS/MAGAZINES (0.7%)
                374    Dex Media East/Finance                                     12.125            11/15/12               419,815
                543    Dex Media West/Finance                                     9.875             08/15/13               587,798
                275    Houghton Mifflin Co.                                       8.25              02/01/11               279,125
                500    Houghton Mifflin Co.                                       9.875             02/01/13               520,625
                                                                                                                   ----------------
                                                                                                                         1,807,363
                                                                                                                   ----------------

                       PULP & PAPER (0.1%)
                205    P.H. Glatfelter - 144A*                                    7.125             05/01/16               200,900
                                                                                                                   ----------------

                       RAILROADS (0.2%)
                305    Norfolk Southern Corp.                                     7.35              05/15/07               308,984
                155    Union Pacific Corp.                                        6.625             02/01/08               157,412
                160    Union Pacific Corp. (Series MTNE)                          6.79              11/09/07               162,164
                                                                                                                   ----------------
                                                                                                                           628,560
                                                                                                                   ----------------
                       REAL ESTATE INVESTMENT TRUSTS (1.1%)
              1,150    Host Marriott LP                                           7.00              08/15/12             1,155,750
              1,500    Host Marriott LP                                           7.125             11/01/13             1,509,375
                                                                                                                   ----------------
                                                                                                                         2,665,125
                                                                                                                   ----------------
                       RESTAURANTS (0.0%)
                 55    Tricon Global Restaurants, Inc.                            8.875             04/15/11                61,659
                                                                                                                   ----------------

                       SPECIALTY STORES (1.6%)
              1,795    Linens' n Things, Inc. - 144A*                             11.132***         01/15/14             1,673,838
              2,185    Sonic Automotive, Inc.                                     8.625             08/15/13             2,174,075
                                                                                                                   ----------------
                                                                                                                         3,847,913
                                                                                                                   ----------------
                       SPECIALTY TELECOMMUNICATIONS (0.7%)
                400    American Tower Corp.                                       7.125             10/15/12               404,000
                470    American Tower Corp.                                       7.50              05/01/12               481,750
                118    Panamsat Corp.                                             9.00              08/15/14               120,508
                660    Qwest Communications International                         8.905***          02/15/09               675,675
                145    U.S. West Communications Corp.                             5.625             11/15/08               143,369
                                                                                                                   ----------------
                                                                                                                         1,825,302
                                                                                                                   ----------------
                       STEEL (0.4%)
                900    Amsted Industries Inc. - 144A*                             10.25             10/15/11               972,000
                                                                                                                   ----------------

                       TELECOMMUNICATIONS (0.1%)
                657    Exodus Communications, Inc. (a) (c) (i)                    11.625            07/15/10                     0
                210    National Cable Plc                                         8.75              04/15/14               214,200
              4,679    Rhythms Netconnections, Inc. (a) (c) (i)                   12.75             04/15/09                     0
                                                                                                                   ----------------
                                                                                                                           214,200
                                                                                                                   ----------------
                       TOBACCO (1.0%)
              1,465    Reynolds America - 144A*                                   7.25              06/01/13             1,486,679
                770    RJ Reynolds Tobacco Holdings - 144A*                       6.50              07/15/10               767,916
                                                                                                                   ----------------
                                                                                                                         2,254,595
                                                                                                                   ----------------
                       TRUCKS/CONSTRUCTION/FARM MACHINERY (0.3%)
                621    Manitowoc Inc. (The)                                       10.50             08/01/12               673,785
                                                                                                                   ----------------

                       WHOLESALE DISTRIBUTORS (0.3%)
                700    Buhrmann US, Inc.                                          8.25              07/01/14               698,250
                175    Nebraska Book Company, Inc.                                8.625             03/15/12               159,250
                                                                                                                   ----------------
                                                                                                                           857,500
                                                                                                                   ----------------
                       WIRELESS TELECOMMUNICATIONS (0.3%)
                575    Ubiquitel Operating Co.                                    9.875             03/01/11               628,188
                                                                                                                   ----------------

                       TOTAL CORPORATE BONDS (Cost $103,621,047)                                                        90,305,194
                                                                                                                   ----------------

                       U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECURITIES (17.1%)
                       Federal Home Loan Mortgage Corp. (2.7%)
                 29    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.50              02/01/29-
                                                                                                    09/01/33                29,597
              4,619    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50              07/01/17-
                                                                                                    05/01/33             4,790,649
                852    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00              09/01/24-
                                                                                                    08/01/32               897,868
                586    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50              11/01/15-
                                                                                                    07/01/31               629,069
                324    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.00              08/01/30-
                                                                                                    01/01/31               351,920
                  1    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.50              07/01/20                 1,215
                                                                                                                   ----------------
                                                                                                                         6,700,318
                                                                                                                   ----------------

                       Federal National Mortgage Assoc. (13.7%)
                  2    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00              04/01/13                 1,640
              2,252    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00              12/01/18-
                                                                                                    01/01/19             2,274,291
              3,363    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.50              05/01/28-
                                                                                                    10/01/33             3,417,584
                 82    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.00              08/01/08                82,567
              8,462    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.00              10/01/25-
                                                                                                    05/01/35             8,691,971
                650    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.00                 **                  666,047
             10,118    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50              02/01/22-
                                                                                                    08/01/34            10,478,032
              1,897    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00              06/01/22-
                                                                                                    08/01/31             2,004,965
              5,518    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50              05/01/20-
                                                                                                    04/01/32             5,925,583
                 72    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.00              09/01/21-
                                                                                                    09/01/30                78,018
                                                                                                                   ----------------
                                                                                                                        33,620,698
                                                                                                                   ----------------

                       Government National Mortgage Assoc. (0.7%)
              1,036    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50              05/15/17-
                                                                                                    10/15/26             1,080,937
                412    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00              8/15/22-
                                                                                                    05/15/30               436,364
                106    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50              08/15/22-
                                                                                                    12/15/24               115,028
                                                                                                                   ----------------
                                                                                                                         1,632,329
                                                                                                                   ----------------
                       Government National Mortgage Assoc. II (0.0%)
                111    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50              07/20/25               114,521
                                                                                                                   ----------------

                       TOTAL U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECURITIES
                        (Cost $42,883,021)                                                                               42,067,866
                                                                                                                   ----------------

                       U.S. GOVERNMENT AGENCIES & OBLIGATIONS (3.0%)
                       U. S. Treasury Strips (0.3%)
                400    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.00              02/15/25               515,688
                250    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.00              08/15/21               326,680
                                                                                                                   ----------------
                                                                                                                           842,368
                                                                                                                   ----------------

              5,200    U. S. Treasury Bond (2.7%)                                 8.125             08/15/19             6,665,750
                                                                                                                   ----------------

                       TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                        (Cost $7,500,645)                                                                                7,508,118
                                                                                                                   ----------------

                       COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%)
                       U.S. GOVERNMENT AGENCIES  (4.7%)
                       Fannie Mae (2.0%)
              3,141    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.735***          03/25/17             3,151,383
                164    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.835***          08/25/30               164,008
              1,470    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.606***          12/25/23             1,510,646
                                                                                                                   ----------------
                                                                                                                         4,826,037
                                                                                                                   ----------------
                       Freddie Mac (2.4%)
                360    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.768***          06/15/29               360,663
              2,623    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.868***          08/15/28             2,634,298
              1,217    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.868***          07/15/31             1,228,585
              1,370    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.975***          06/15/23             1,379,180
                396    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00              07/15/30               396,599
                                                                                                                   ----------------
                                                                                                                         5,999,325
                                                                                                                   ----------------
                       Federal Natioanal Mortgage Assoc.(0.3%)
              1,191    IO.......................................................  6.00              03/01/20               173,129
                229    IO.......................................................  6.50              03/01/20                32,864
                280    IO.......................................................  7.00              03/01/20                38,534
              1,578    IO.......................................................  7.00              03/01/35               276,287
                832    IO.......................................................  7.50              03/01/35               167,107
                250    IO.......................................................  8.00              03/01/35                45,603
                                                                                                                   ----------------
                                                                                                                           733,524
                                                                                                                   ----------------

                       TOTAL U.S. GOVERNMENT AGENCIES                                                                   11,558,886
                                                                                                                   ----------------

                       PRIVATE ISSUES (5.7%)
              8,115    Countrywide Alternative Loan Trust 2005-81 X1 IO           0.955***          01/25/36               443,787
              8,041    Countrywide Alternative Loan Trust 2006-OA1 2X IO          1.040***          03/20/46               393,410
             11,486    Countrywide Alternative Loan Trust 2005-58 R A IO          1.556***          12/20/35               605,803
             13,357    Countrywide Alternative Loan Trust 2005-59 R A IO          1.438***          12/20/35               375,374
              4,749    Greenpoint Mortgage Funding Trust 2005-AR3 X1 IO           1.206***          08/25/45               143,961
              7,494    Greenpoint Mortgage Funding Trust 2005-AR4 X4 IO           1.990***          10/25/45               235,356
              1,790    Greenpoint Mortgage Funding Trust 2006-AR2 3A2             5.705***          03/25/36             1,792,989
              5,523    GS Mortgage Securities Corp 2006-OA1R A IO                 1.710***          08/25/35               230,424
             11,992    Harborview Mortgage Loan Trust 2005-2 X IO                 1.464***          05/19/35               286,672
              6,857    Harborview Mortgage Loan Trust 2005-3 X2 IO                0.321***          06/19/35               146,790
              7,887    Harborview Mortgage Loan Trust 2006-1 X1 IO                0.414***          03/19/37               380,809
                  3    Harborview Mortgage Loan Trust 2006-1 PO1 PO               0.000             03/19/37                 2,416
              7,972    Indymac Index Mortgage Loan Trust 2005-AR1 2 IO            1.056***          07/25/35               247,863
              1,251    Luminent Mortgage Trust 2006-1 A1                          5.625***          04/25/36             1,255,255
                705    Residential Accredit Loans Inc. 2006-QO1 1A1               5.645***          02/25/46               706,083
                694    Residential Accredit Loans Inc. 2006-QO1 2A1               5.655***          02/25/46               696,593
              1,194    Structured Asset Mortgage Investment Inc. 2006 AR2 A2      5.575***          02/25/36             1,194,864
              1,546    Structured Asset Mortgage Investment Inc. 2006 AR3 3A1     5.695***          02/25/36             1,550,265
              1,031    Washington Mutual 2005 AR15 A1B1                           5.635***          12/25/45             1,033,129
              1,139    Washington Mutual 2005 AR17 A1B1                           5.635***          11/25/45             1,144,870
              1,164    Washington Mutual 2005-AR19 A1B1                           5.635***          12/25/45             1,165,802
                                                                                                                   ----------------
                       TOTAL PRIVATE ISSUES                                                                             14,032,515
                                                                                                                   ----------------

                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                         (Cost $25,833,769)                                                                             25,591,401
                                                                                                                   ----------------

                       TOTAL UNITED STATES (Cost $179,838,482)                                                         165,472,579
                                                                                                                   ----------------

                       TOTAL GOVERNMENT & CORPORATE BONDS (Cost $252,142,821)                                          237,901,292
                                                                                                                   ----------------

                       CONVERTIBLE BOND (0.2%)
                       CANADA
                       TELECOMMUNICATION EQUIPMENT
                475    Nortel Networks Corp. (Cost $462,508)                      4.25              09/01/08               447,688
                                                                                                                   ----------------

         NUMBER OF
         SHARES
       -------------

                       COMMON STOCKS (0.0%)
                       CASINO/GAMING (0.0%)
             10,773    Fitzgeralds Gaming Corp. + (a) (i)                                                                        0
                                                                                                                   ----------------

                       ELECTRIC UTILITIES (0.0%)
                102    PNM Resources Inc.                                                                                    2,735
                  1    SW Acquisition LP (0.03% Ownership interest acquired
                         09/25/05) (e)(i)(j)                                                                                     0
                                                                                                                   ----------------
                                                                                                                             2,735
                                                                                                                   ----------------
                       FOOD: SPECIALTY/CANDY (I) (0.0%)
                445    SFAC New Holdings Inc. (d)                                                                                0
              2,423    SFAC New Holdings Inc. ++ (d)                                                                             0
            198,750    Specialty Foods Acquisition Corp. - 144A*                                                                 0
                                                                                                                   ----------------
                                                                                                                                 0
                                                                                                                   ----------------
                       MEDICAL/NURSING SERVICES (0.0%)
            512,862    Raintree Healthcare Corp. (d) (i)                                                                         0
                                                                                                                   ----------------

                       RESTAURANTS (I) (0.0%)
              6,000    American Restaurant Group Holdings, Inc. - 144A* (f)                                                      0
             37,319    American Restaurant Group Holdings, Inc. (d)                                                              0
              4,383    American Restaurant Group Holdings, Inc. (d)                                                         20,030
             95,844    Catalina Restaurant Group (d)                                                                           958
                                                                                                                   ----------------
                                                                                                                            20,988
                                                                                                                   ----------------
                       SPECIALTY TELECOMMUNICATIONS (0.0%)
             12,688    Birch Telecom Inc. # (d) (i)                                                                            127
            133,935    PFB Telecom NV (Series B) (d) (i)                                                                         0
                665    XO Holdings, Inc.                                                                                     2,627
                                                                                                                   ----------------
                                                                                                                             2,754
                                                                                                                   ----------------
                       TELECOMMUNICATIONS (0.0%)
              2,702    Viatel Holdings Bermuda Ltd. (d)                                                                         27
                                                                                                                   ----------------

                       TEXTILES (0.0%)
            298,462    U.S. Leather, Inc. (d) (i)                                                                                0
                                                                                                                   ----------------

                       WIRELESS TELECOMMUNICATIONS (0.0%)
                677    USA Mobility, Inc. (d)                                                                               11,678
             43,277    Vast Solutions, Inc. (Class B1) (d) (i)                                                                   0
             43,277    Vast Solutions, Inc. (Class B2) (d) (i)                                                                   0
             43,277    Vast Solutions, Inc. (Class B3) (d) (i)                                                                   0
                                                                                                                   ----------------
                                                                                                                            11,678
                                                                                                                   ----------------
                       TOTAL COMMON STOCKS
                       (Cost $49,444,234)                                                                                   38,182
                                                                                                                   ----------------

            NUMBER OF                                                                            EXPIRATION
            WARRANTS                                                                                DATE
           -----------                                                                         -------------

                          WARRANTS (E) (0.0%)
                          Casino/Gaming (0.0%)
                68,000    Aladdin Gaming Enterprises, Inc. - 144A* (i)                            03/01/10                        0
                 3,250    Resort At Summerlin LP - 144A* (i)                                      12/15/07                        0
                                                                                                                 -------------------
                                                                                                                                  0
                                                                                                                 -------------------
                          FOREIGN GOVERNMENT OBLIGATION (0.0%)
                   250    United Mexican States                                                   09/01/06                   17,375
                                                                                                                 -------------------

                          RESTAURANTS (0.0%)
                 1,500    American Restaurant Group Holdings, Inc.  - 144A* (i)                   08/15/08                        0
                                                                                                                 -------------------

                          SPECIALTY TELECOMMUNICATIONS (0.0%)
                 1,331    XO Holdings, Inc. (Series A)                                            01/16/10                      732
                   997    XO Holdings, Inc. (Series B)                                            01/16/10                      424
                   997    XO Holdings, Inc. (Series C)                                            01/16/10                      249
                                                                                                                 -------------------
                                                                                                                              1,405
                                                                                                                 -------------------

                          TOTAL WARRANTS (Cost $10,466)                                                                      18,780
                                                                                                                 -------------------

           CURRENCY
            AMOUNT
         --------------

                          PUT OPTIONS PURCHASED  (0.0%)
                 1,600    June/2006 @ $94.25 (Cost $189,456)                                                                152,000
                   452    September/2006 @ $2.287 (Cost $15,125)                                                              3,657
                                                                                                                 -------------------
                          TOTAL PUT OPTIONS PURCHASED                                                                       155,657
                                                                                                                 -------------------

           PRINCIPAL
           AMOUNT IN                                                               COUPON         MATURITY
           THOUSANDS                                                                RATE            DATE
           ---------                                                            ------------   ----------------

                          SHORT-TERM INVESTMENTS (2.3%)
                          UNITED  STATES
                          U.S. GOVERNMENT OBLIGATIONS (0.2%)
                  $450    U.S. Treasury Bills (b) (f) (Cost $439,629)               5.09              01/11/07              439,629
                                                                                                                 -------------------

                          REPURCHASE AGREEMENT (2.1%)
                 5,097    Joint repurchase agreement account
                          (dated 07/31/06; proceeds $5,097,746) (g)
                          (Cost $5,097,000)                                         5.27              08/01/06            5,097,000
                                                                                                                 -------------------

                          TOTAL SHORT-TERM INVESTMENTS
                          (Cost $5,536,629)                                                                               5,536,629
                                                                                                                 -------------------

                          TOTAL INVESTMENTS
                          (Cost $307,801,239) (h) (k)                                                     99.1%         244,098,228
                          TOTAL WRITTEN OPTIONS OUTSTANDING                                                0.0               (1,323)
                          OTHER ASSETS IN EXCESS OF LIABILITIES                                            0.9            2,315,533
                                                                                               ----------------  -------------------
                          NET ASSETS                                                                     100.0%       $ 246,412,438
                                                                                               ================  ===================

--------------------------------------------------------------------------------

         IO       Interest only security.

         PO       Principal only security.

         *        Resale is restricted to qualified institutional investors.

         **       Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
                  the actual principal amount and maturity date will be
                  determined upon settlement.

         ***      Floating rate security, rate shown is the rate in effect at
                  July 31, 2006.

         ++       Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.

         +        Payment-in-kind security.

         +        Resale is restricted acquired (12/22/98) at a cost basis of
                  $48,586.

         ++       Resale is restricted acquired (06/10/99) at a cost basis of
                  $24.

         +++      Turkish currency index credit linked unsecured note.

         ++++     Capital appreciation bond.

         #        Resale is restricted acquired (between 06/18/98 and 05/11/99)
                  at a cost basis of $6,277,972.

         (a)      Issuer in bankruptcy.

         (b)      A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                  $3,573.

         (c)      Non-income producing security; bond in default.

         (d)      Acquired through exchange offer.

         (e)      Non-income producing securities.

         (f)      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

         (g)      Collateralized by federal agency and U.S. Treasury
                  obligations.

         (h)      Securities have been designated as collateral in amount equal to $117,499,950 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

         (i)      Securities with a total market value equal to $1,052,294 have been valued at their fair value as determined in good faith under procedures established by and under the general
                  supervision of the Fund's Trustees.

         (j)      Resale is restricted. No transaction activity during the year.

         (k)      The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $3,941,497 and the aggregate gross unrealized depreciation is $67,644,508,
                  resulting in net unrealized depreciation of $63,703,011.

PUT OPTION WRITTEN OPEN AT JULY 31, 2006:

    CURRENCY                                                         STRIKE         EXPIRATION
     AMOUNT                         DESCRIPTION                      PRICE             DATE                VALUE
---------------------------------------------------------------------------------------------------------------------

 BRL 1,655,610             Call Options on Brazilian currency      @ $2.516        September 2006            ($1,324)
                           (Premiums received $15,125)                                                   ------------

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

                                                                                                  UNREALIZED
  NUMBER OF                        DESCRIPTION, DELIVERY                UNDERLYING FACE          APPRECIATION
  CONTRACTS    LONG/SHORT             MONTH AND YEAR                    AMOUNT AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------

   262           Long              US Treasury Bond 20 Year              $28,369,688              $457,985
                                      September 2006

     2           Short             Euro-Bund Future 10 Year                 (298,023)               (2,374)
                                      September 2006

     4           Short             US Treasury Note 10 Year                 (424,125)               (1,636)
                                      September 2006

    73           Short             US Treasury Note 5 Year                (7,607,969)              (31,123)
                                      September 2006

   395           Short             US Treasury Note 2 Year               (80,370,160)                1,373
                                      September 2006                                              --------

                                      Net Unrealized Appreciation ..............................  $424,225
                                                                                                  ========

Forward Foreign Currency Contracts Open at July 31, 2006:

                                      IN                           UNREALIZED
            CONTRACTS              EXCHANGE           DELIVERY    APPRECIATION
            TO DELIVER                FOR               DATE     (DEPRECIATION)
--------------------------------------------------------------------------------

DKK             400,000             $67,171          09/21/06      $ (1,462)
EUR             684,000            $861,717          09/27/06       (14,387)
JPY         116,000,000          $1,032,966          08/07/06        19,989
                                                                   --------
                              Net Unrealized Appreciation .......  $  4,141
                                                                   ========

Currency Abbreviations
----------------------

ARS             Argentine Peso.
BRL             Brazilian Real.
DKK             Danish Krone.
EUR             Euro.
JPY             Japanese Yen.
MXN             Mexican New Peso.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                   EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Flexible
         Income Trust.;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: September 21, 2006

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Flexible
         Income Trust.;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: September 21, 2006

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5